Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Activity of Stock Options

The following table sets forth the activity of the options to purchase common stock under the 2003 Plan and the 2006 Plan:

	Options Outstanding			Options Exercisable
	Number of Shares	Price per Share Range	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Balance at January 1, 2012	4,641,039	$0.35–6.74	$2.23	$1,509,270	3,206,994	$2.23	$1,258,740
Forfeited	(64,245)	0.65–5.50	1.91
Exercised	(182,702)	0.35–1.77	0.38
Granted	1,028,038	1.40–1.75	1.67

Balance at December 31, 2012	5,422,130	$0.35–6.74	$2.19	$639,904	3,775,388	$2.37	$604,292
Forfeited	(693,644)	0.35–6.74	2.08
Exercised	(137,097)	0.35–1.18	0.56
Granted	687,840	1.20–1.31	1.29

Balance at December 31, 2013	5,279,229	$0.35–6.55	$2.11	$784,154	4,012,378	$2.28	$697,826

(1)	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-money options only. The prices represent the closing price of our Common Stock on the NASDAQ Capital Market on the respective dates.

Activity of Stock Option by Exercise Price Range

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Options Exercisable
Year ended December 31, 2012	$0.35–6.74	5,422,130	6.39	$2.19	3,775,388	$2.37
Year ended December 31, 2013	$0.35–6.55	5,279,229	5.88	$2.11	4,012,378	$2.28

	Total intrinsic value of options exercised	Total fair value of options vested
Year ended December 31, 2012	$215,541	$1,170,738
Year ended December 31, 2013	$111,595	$1,248,067